Risk Management - Liquidity risk (Details) - Liquidity risk R$ in Thousands	Dec. 31, 2022 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	R$ 28,600,568
Financial liabilities, undiscounted cash flows	43,161,111
Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	10,309,962
From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	24,032,950
After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	8,818,199
Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	8,636,418
Non-derivative financial liabilities, undiscounted cash flows	10,978,339
Loans and financing | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,723,529
Loans and financing | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	9,244,796
Loans and financing | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	10,014
Leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	14,582,833
Non-derivative financial liabilities, undiscounted cash flows	26,789,197
Leases | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,387,911
Leases | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	13,889,255
Leases | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	8,512,031
Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	2,949,814
Non-derivative financial liabilities, undiscounted cash flows	2,949,814
Accounts payable | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,432,843
Accounts payable | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	516,943
Accounts payable | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	28
Reverse factoring
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	753,352
Non-derivative financial liabilities, undiscounted cash flows	765,610
Reverse factoring | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	765,610
Reverse factoring | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Reverse factoring | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Airport fees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	1,334,769
Non-derivative financial liabilities, undiscounted cash flows	1,334,769
Airport fees | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	831,897
Airport fees | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	206,746
Airport fees | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	296,126
Reimbursement to customers
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	13,822
Non-derivative financial liabilities, undiscounted cash flows	13,822
Reimbursement to customers | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	13,822
Reimbursement to customers | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Reimbursement to customers | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Insurance payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	84,985
Insurance payable | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	84,985
Insurance payable | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Insurance payable | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	244,575
Derivative financial liabilities, undiscounted cash flows	244,575
Derivative financial instruments | Until 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	69,365
Derivative financial instruments | From 2 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	175,210
Derivative financial instruments | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	R$ 0